Reconciliation to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 154
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 178,219,524	$ 162,530,168
Adjustment for certain deemed distributions of participant loans	(4,939)	(4,937)
Net assets per Form 5500	178,214,585	162,525,231
EBP 170
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	2,040,598,775	1,811,392,618
Adjustment for certain deemed distributions of participant loans	(158,796)	(87,832)
Net assets per Form 5500	$ 2,040,439,979	$ 1,811,304,786